Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Funds II
Prospectus Date	rr_ProspectusDate	Jan. 28, 2011
Supplement [Text Block]	cik0001398078_SupplementTextBlock

BLACKROCK FUNDS II
BlackRock High Yield Bond Portfolio
(the "Fund")

Supplement dated November 18, 2011 to the
Prospectus, dated January 28, 2011, as amended

Effective immediately, the following changes are made to the Prospectus of the Fund.

The section of the Prospectus entitled "Fund Overview—Key Facts about BlackRock High Yield Bond Portfolio—Principal Investment Strategies of the Fund" is amended to add the following:

The Fund may also invest in convertible and preferred securities. These securities will be counted toward the Fund's 80% policy to the extent they have characteristics similar to the securities included within that policy.

The Fund may use derivative instruments to hedge its investments or to seek to enhance returns.

The section of the Prospectus entitled "Fund Overview—Key Facts about BlackRock High Yield Bond Portfolio—Principal Risks of Investing in the Fund" is amended to add the following:

•        Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

BLACKROCK HIGH YIELD BOND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001398078_SupplementTextBlock

BLACKROCK FUNDS II
BlackRock High Yield Bond Portfolio
(the "Fund")

Supplement dated November 18, 2011 to the
Prospectus, dated January 28, 2011, as amended

Effective immediately, the following changes are made to the Prospectus of the Fund.

The section of the Prospectus entitled "Fund Overview—Key Facts about BlackRock High Yield Bond Portfolio—Principal Investment Strategies of the Fund" is amended to add the following:

The Fund may also invest in convertible and preferred securities. These securities will be counted toward the Fund's 80% policy to the extent they have characteristics similar to the securities included within that policy.

The Fund may use derivative instruments to hedge its investments or to seek to enhance returns.

The section of the Prospectus entitled "Fund Overview—Key Facts about BlackRock High Yield Bond Portfolio—Principal Risks of Investing in the Fund" is amended to add the following:

•        Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.